Average Annual Total Returns - LS Opportunity Fund	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
LS Opportunity Fund - Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	3.86%	6.35%	7.05%
LS Opportunity Fund - Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.66%	5.58%	6.44%
LS Opportunity Fund - Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.02%	4.88%	5.60%